CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	120,825,297	116,725,297	68,500,000
Common shares, shares outstanding	120,825,297	116,725,297	68,500,000